Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	33.06%	35.64%	38.01%
March 31, 2016
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		33.06%
March 31, 2017 and Thereafter
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate		32.26%
March 31, 2017
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	30.86%
March 31, 2018
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	30.86%
March 31, 2019 and Thereafter
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	30.62%